PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization

	2013	2014
	RMB	RMB
Buildings	1,050,102,815	1,928,090,705
Computer equipment	256,542,169	350,022,706
Website-related equipment	135,116,574	246,791,832
Furniture and fixtures	60,468,480	86,013,103
Software	52,640,160	76,484,726
Leasehold improvements	44,835,912	51,638,809
Construction in progress	199,363,516	3,014,154,910
Less: accumulated depreciation and amortization	(386,125,933)	(532,570,330)
Total net book value	1,412,943,693	5,220,626,461